Intangible Assets	12 Months Ended
Jan. 31, 2024
Intangible Assets
Intangible Assets

6. Intangible Assets

The Company is currently developing several drug candidates and holds a portfolio of patents related to them. The relevant intangible assets have been fully impaired in prior years and currently are recorded at carrying values of $nil.